UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH GLOBAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2015

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.5%
Kia Motors Corp.	25,047	$1,017,194

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	18,060	1,716,964

Household Durables - 1.1%
Berkeley Group Holdings PLC	39,850	2,095,075

Media - 1.5%
SES, FDR	42,923	1,442,041
Sky PLC	98,080	1,598,102

Total Media		3,040,143

Multiline Retail - 0.8%
Kohl’s Corp.	26,284	1,645,641

Specialty Retail - 1.6%
American Eagle Outfitters Inc.	96,456	1,660,972
TJX Cos. Inc.	23,011	1,522,638

Total Specialty Retail		3,183,610

Textiles, Apparel & Luxury Goods - 2.2%
Coach Inc.	56,186	1,944,598
Li & Fung Ltd.	1,252,000	993,324
Yue Yuen Industrial Holdings Ltd.	398,000	1,327,257

Total Textiles, Apparel & Luxury Goods		4,265,179

TOTAL CONSUMER DISCRETIONARY		16,963,806

CONSUMER STAPLES - 20.8%
Beverages - 2.6%
Asahi Group Holdings Ltd.	36,800	1,170,438
Dr. Pepper Snapple Group Inc.	26,186	1,908,959
PepsiCo Inc.	21,141	1,973,301

Total Beverages		5,052,698

Food & Staples Retailing - 5.1%
FamilyMart Co., Ltd.	27,240	1,253,104
Flowers Foods Inc.	44,818	947,901
Koninklijke Ahold NV	68,248	1,278,249
Lawson Inc.	18,800	1,287,282
Metro Inc., Class A Shares	59,015	1,583,813
Wal-Mart Stores Inc.	27,233	1,931,637
William Morrison Supermarkets PLC	648,451	1,842,132

Total Food & Staples Retailing		10,124,118

Food Products - 8.6%
Bunge Ltd.	21,717	1,906,753
Campbell Soup Co.	19,851	945,900
ConAgra Foods Inc.	52,843	2,310,296
General Mills Inc.	34,724	1,934,821
Hormel Foods Corp.	23,916	1,348,145
Kellogg Co.	26,851	1,683,558
Kraft Foods Group Inc.	23,863	2,031,696
McCormick & Co. Inc., Non Voting Shares	12,517	1,013,251
Nestle SA, Registered Shares	21,348	1,541,248
Pinnacle Foods Inc.	47,387	2,158,004

Total Food Products		16,873,672

Household Products - 3.6%
Church & Dwight Co. Inc.	20,629	1,673,631
Clorox Co.	17,744	1,845,731
Colgate-Palmolive Co.	16,347	1,069,257
Kimberly-Clark Corp.	15,678	1,661,398
Procter & Gamble Co.	11,930	933,403

Total Household Products		7,183,420

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Tobacco - 0.9%
Imperial Tobacco Group PLC	27,683	$1,334,050
Reynolds American Inc.	5,250	391,965

Total Tobacco		1,726,015

TOTAL CONSUMER STAPLES		40,959,923

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Royal Dutch Shell PLC, Class A Shares	64,400	1,807,733
TC Pipelines LP	18,837	1,073,709
TonenGeneral Sekiyu KK	183,000	1,703,125

TOTAL ENERGY		4,584,567

FINANCIALS - 19.0%
Banks - 4.0%
BOC Hong Kong Holdings Ltd.	448,500	1,874,645
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	509,500	940,715
National Bank of Canada	41,850	1,572,139
Oversea-Chinese Banking Corp., Ltd.	256,200	1,936,456
Toronto-Dominion Bank	37,480	1,591,625

Total Banks		7,915,580

Insurance - 10.3%
Admiral Group PLC	55,158	1,202,071
Allied World Assurance Co. Holdings AG	24,805	1,072,072
Aspen Insurance Holdings Ltd.	22,097	1,058,446
Axis Capital Holdings Ltd.	36,111	1,927,244
Hiscox Ltd.	74,849	986,719
Intact Financial Corp.	25,900	1,799,729
PartnerRe Ltd.	15,260	1,960,910
RenaissanceRe Holdings Ltd.	13,981	1,419,211
Samsung Life Insurance Co., Ltd.	16,959	1,634,401
Swiss Re AG	16,663	1,474,799
Talanx AG	45,392	1,393,669
Travelers Cos. Inc.	17,635	1,704,599
W.R. Berkley Corp.	25,942	1,347,168
Zurich Insurance Group AG	4,399	1,339,061	*

Total Insurance		20,320,099

Real Estate Investment Trusts (REITs) - 3.0%
American Capital Agency Corp.	46,477	853,782
Digital Realty Trust Inc.	23,467	1,564,780
Hatteras Financial Corp.	92,913	1,514,482
HCP Inc.	27,013	985,164
MFA Financial Inc.	114,125	843,384

Total Real Estate Investment Trusts (REITs)		5,761,592

Real Estate Management & Development - 1.7%
Daito Trust Construction Co., Ltd.	12,200	1,264,011
Swire Pacific Ltd., Class A Shares	76,000	956,428
Swiss Prime Site AG, Registered Shares	15,451	1,172,521

Total Real Estate Management & Development		3,392,960

TOTAL FINANCIALS		37,390,231

HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	36,764	1,804,377
Baxter International Inc.	22,340	1,562,236
Mindray Medical International Ltd., ADR	58,208	1,658,928

Total Health Care Equipment & Supplies		5,025,541

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Health Care Providers & Services - 0.6%
Miraca Holdings Inc.	24,700	$1,235,152

Pharmaceuticals - 8.0%
AbbVie Inc.	29,844	2,005,218
Eli Lilly & Co.	25,672	2,143,355
GlaxoSmithKline PLC	64,595	1,342,270
Johnson & Johnson	17,525	1,707,987
Mitsubishi Tanabe Pharma Corp.	62,700	940,103
Novartis AG, Registered Shares	9,594	945,598
Otsuka Holdings KK	49,000	1,562,867
Pfizer Inc.	55,032	1,845,223
Roche Holding AG	4,509	1,263,552
Teva Pharmaceutical Industries Ltd., ADR	32,715	1,933,457

Total Pharmaceuticals		15,689,630

TOTAL HEALTH CARE		21,950,323

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	9,619	1,788,172

Airlines - 1.0%
Japan Airlines Co., Ltd.	58,300	2,034,081

Commercial Services & Supplies - 2.0%
Republic Services Inc.	50,313	1,970,760
Waste Management Inc.	40,552	1,879,585

Total Commercial Services & Supplies		3,850,345

Electrical Equipment - 0.7%
Emerson Electric Co.	22,894	1,269,015

Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd.	24,600	1,396,050

Machinery - 1.1%
Deere & Co.	22,046	2,139,564

Transportation Infrastructure - 1.0%
Beijing Capital International Airport Co., Ltd.	858,000	989,547
Hutchison Port Holdings Trust	1,657,800	1,044,414

Total Transportation Infrastructure		2,033,961

TOTAL INDUSTRIALS		14,511,188

INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.8%
Cisco Systems Inc.	61,238	1,681,595

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	60,433	1,838,070

Software - 1.6%
Broadridge Financial Solutions Inc.	25,601	1,280,306
Microsoft Corp.	41,892	1,849,532

Total Software		3,129,838

Technology Hardware, Storage & Peripherals - 0.8%
International Business Machines Corp.	9,142	1,487,038

TOTAL INFORMATION TECHNOLOGY		8,136,541

MATERIALS - 2.5%
Chemicals - 1.5%
Dow Chemical Co.	29,102	1,489,149
Potash Corp. of Saskatchewan Inc.	45,400	1,405,982

Total Chemicals		2,895,131

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Containers & Packaging - 1.0%
Bemis Co. Inc.	43,774	$1,970,268

TOTAL MATERIALS		4,865,399

TELECOMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 9.3%
AT&T Inc.	57,635	2,047,195
BCE Inc.	45,206	1,920,441
Bezeq Israeli Telecommunication Corp., Ltd.	647,648	1,103,453
CenturyLink Inc.	44,558	1,309,114
Chunghwa Telecom Co., Ltd., ADR	29,443	939,820
HKT Trust and HKT Ltd.	1,225,000	1,438,099
Nippon Telegraph & Telephone Corp.	37,600	1,362,092
PCCW Ltd.	2,950,000	1,758,229
Singapore Telecommunications Ltd.	582,000	1,819,223
Swisscom AG, Registered Shares	2,790	1,563,677
TDC A/S	151,100	1,107,978
Verizon Communications Inc.	41,656	1,941,586

Total Diversified Telecommunication Services		18,310,907

Wireless Telecommunication Services - 2.4%
KDDI Corp.	73,500	1,774,065
NTT DoCoMo Inc.	85,900	1,645,215
Rogers Communications Inc., Class B Shares	39,000	1,383,267

Total Wireless Telecommunication Services		4,802,547

TOTAL TELECOMMUNICATION SERVICES		23,113,454

UTILITIES - 11.5%
Electric Utilities - 2.7%
Cheung Kong Infrastructure Holdings Ltd.	118,557	919,971
CLP Holdings Ltd.	113,933	967,135
Duke Energy Corp.	20,198	1,426,383
Southern Co.	47,049	1,971,353

Total Electric Utilities		5,284,842

Gas Utilities - 1.0%
Osaka Gas Co., Ltd.	251,000	991,202
Tokyo Gas Co., Ltd.	178,000	945,377

Total Gas Utilities		1,936,579

Independent Power and Renewable Electricity Producers - 0.9%
Huaneng Power International Inc., Class H Shares	1,338,000	1,860,743

Multi-Utilities - 4.6%
CMS Energy Corp.	52,456	1,670,199
Consolidated Edison Inc.	32,622	1,888,161
DTE Energy Co.	20,154	1,504,295
National Grid PLC	104,197	1,337,916
WEC Energy Group Inc.	35,200	1,582,944
Xcel Energy Inc.	32,510	1,046,172

Total Multi-Utilities		9,029,687

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
Water Utilities - 2.3%
American Water Works Co. Inc.		24,802	$1,206,121
Guangdong Investment Ltd.		1,098,000	1,535,476
Severn Trent PLC		55,100	1,801,644

Total Water Utilities			4,543,241

TOTAL UTILITIES			22,655,092

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,490,465)			195,130,524

	RATE
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,519,863)	0.103%	1,519,863	1,519,863

TOTAL INVESTMENTS - 99.8% (Cost - $200,010,328#)			196,650,387
Other Assets in Excess of Liabilities - 0.2%			421,516

TOTAL NET ASSETS - 100.0%			$197,071,903

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Global Dividend Fund (formerly, QS Batterymarch Managed Volatility Global Dividend Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$195,130,524	—	—	$195,130,524
Short-term investments†	1,519,863	—	—	1,519,863

Total investments	$196,650,387	—	—	$196,650,387

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,125,520
Gross unrealized depreciation	(5,485,461)

Net unrealized depreciation	$(3,359,941)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015